United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Companies

Investment Company Act file number:                    811-00994

Burnham Investors Trust
(Exact name of registrant as specified in charter)
1325 Avenue of the Americas, 26th Floor New York, NY 10019
(Address of principle executive offices) (Zip Code)
Jon M. Burnham
1325 Avenue of the Americas, 26th Floor New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 874-3863
Date of fiscal year end:	December 31, 2014
Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments.

Burnham Fund

Portfolio Holdings As of March 31, 2014 (Unaudited)

		Number of Shares	Value
	Common Stocks 97.67% (percentage of net assets)
	Consumer Discretionary 29.18%
	Apparel, Accessories & Luxury 2.39%
*	Michael Kors Holdings, Ltd.	20,000	$1,865,400
*	Under Armour, Inc., Class A	15,000	1,719,600

			3,585,000

	Auto Manufacturers 2.70%
	Ford Motor Co.	125,000	1,950,000
*	Tesla Motors, Inc.	10,000	2,084,500

			4,034,500

	Casino & Gaming 4.48%
	Las Vegas Sands Corp.	40,000	3,231,200
*	Melco Crown Entertainment, Ltd. - ADR	90,000	3,478,500

			6,709,700

	Home Improvement Retail 2.11%
	Home Depot, Inc.	40,000	3,165,200

	Homebuilding 3.78%
	Lennar Corp. Class A	25,000	990,500
	Pulte Group, Inc.	150,000	2,878,500
*	Toll Brothers, Inc.	50,000	1,795,000

			5,664,000

	Internet Retail 5.58%
*	Amazon.com, Inc.	15,000	5,047,800
*	eBay, Inc.	60,000	3,314,400

			8,362,200

	Restaurants 8.14%
*	Chipotle Mexican Grill, Inc., Class Aa	15,000	8,520,750
	Starbucks Corp.	50,000	3,669,000

			12,189,750

	Total Consumer Discretionary (Cost: $28,189,201)		43,710,350

	Consumer Staples 6.42%
	Hypermarkets & Super Centers 3.37%
	Costco Wholesale Corp.	25,000	2,792,000
	CVS Caremark Corp.	30,000	2,245,800

			5,037,800

	Packaged Food & Meats 3.05%
*	The Hain Celestial Group, Inc.	50,000	4,573,500

	Total Consumer Staples (Cost: $5,904,215)		9,611,300

BURNHAM FUND	See Notes to Portfolio Holdings

		Number of Shares	Value

	Energy 14.38%
	Integrated Oil & Gas 1.59%
	Chevron Corp.	20,000	$2,378,200

	Oil & Gas - Exploration & Production 2.92%
*	Continental Resources, Inc.	10,000	1,242,700
	Devon Energy Corp.	30,000	2,007,900
	Memorial Production Partners LP	50,000	1,126,500

			4,377,100

	Oil & Gas - Refining & Marketing 1.55%
	Calumet Specialty Products Partners LP	90,000	2,325,600

	Oil & Gas - Storage & Transportation 8.32%
	DCP Midstream Partners LP	32,000	1,603,200
	Energy Transfer Equity LP	60,000	2,805,000
	MarkWest Energy Partners LP	30,000	1,959,600
	The Williams Companies, Inc.	150,000	6,087,000

			12,454,800

	Total Energy (Cost: $11,514,384)		21,535,700

	Financial Services 14.49%
	Consumer Products 3.54%
	American Express Co.	59,000	5,311,770

	Diversified Banks 4.91%
	Bank of America Corp.	200,000	3,440,000
	Citigroup, Inc.	30,000	1,428,000
	Wells Fargo & Co.	50,000	2,487,000

			7,355,000

	Property & Casualty Insurance 6.04%
*	Berkshire Hathaway, Inc., Class B	30,000	3,749,100
	Chubb Corp.	25,000	2,232,500
	Everest Re Group, Ltd.	20,000	3,061,000

			9,042,600

	Total Financial Services (Cost: $13,452,503)		21,709,370

	Health Care 9.13%
	Biotechnology 2.41%
*	Regeneron Pharmaceuticals, Inc.[a]	12,000	3,603,360

	Health Care Equipment 0.50%
	Aetna, Inc.	10,000	749,700

	Health Care Services 5.40%
*	Cerner Corp.	20,000	1,125,000
*	Express Scripts Holding Co.	60,000	4,505,400
	UnitedHealth Group, Inc.	30,000	2,459,700

			8,090,100

BURNHAM FUND	See Notes to Portfolio Holdings

		Number of Shares	Value

	Pharmaceuticals 0.82%
	Amgen, Inc.	10,000	$1,233,400

	Total Health Care (Cost: $10,090,674)		13,676,560

	Industrials 5.34%
	Construction & Engineering 2.33%
	Chicago Bridge & Iron Co.	40,000	3,486,000

	Electrical Equipment Conglomerate 3.01%
	General Electric Co.	150,000	3,883,500
*	SolarCity Corp.	10,000	626,200

			4,509,700

	Total Industrials (Cost: $5,306,925)		7,995,700

	Information Technology 15.64%
	Computer Hardware 8.95%
	Apple, Inc.	25,000	13,418,500

	Internet Software & Services 6.69%
*	Facebook, Inc., Class A	20,000	1,204,800
*	Google, Inc., Class A	5,000	5,572,550
*	LinkedIn Corp., Class A	15,000	2,774,100
*	Twitter, Inc.	10,000	466,700

			10,018,150

	Total Information Technology (Cost: $8,823,278)		23,436,650

	Telecommunications Services 3.09%
	Integrated Telecommunications Services 3.09%
	Comcast Corp., Class A	45,000	2,250,900
	Verizon Communications, Inc.	50,000	2,378,500

			4,629,400

	Total Telecommunications Services (Cost: $3,143,163)		4,629,400

	Total Common Stocks (Cost: $86,424,343)		146,305,030

	Short-Term Instruments 4.11% (percentage of net assets)
	Money Market Fund 4.11%
	Fidelity Treasury Portfolio, 0.010%	6,153,759	6,153,759

	Total Money Market Fund (Cost: $6,153,759)		6,153,759

	Total Short-Term Instruments (Cost: $6,153,759)		6,153,759

	Total Investments 101.78% (Cost: $92,578,102)		$152,458,789
	Call option written (0.10)% (Premiums received: $146,276)		(143,200)
	Liabilities, less cash and other assets (1.68)%		(2,517,713)

	Net Assets 100.00%		$149,797,876

BURNHAM FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value

Call Option Written (0.10)% (percentage of net assets)
Consumer Discretionary (0.05)%
Restaurants (0.05)%
Chipotle Mexican Grille, Inc., Class A Calls
@ 635 due Jan 2015	(20)	(68,800)

Total Consumer Discretionary (Premiums received: $66,338)		(68,800)

Health Care (0.05)%
Biotechnology (0.05)%
Regeneron Pharmaceuticals, Inc., Calls
@ 320 due Jan 2015	(20)	(74,400)

Total Health Care (Premiums received: $79,938)		(74,400)

Total Call Option Written (Premiums received: $146,276)		(143,200)

Federal Income Tax Basis of Investments

The tax cost of the fund at March 31, 2014, based on securities owned was $91,253,331.

The unrealized gross appreciation/(depreciation) for all securities in the fund at March 31, 2014 was $62,048,203 and $(842,745), respectively, and net unrealized appreciation was $61,205,458.

* Indicates securities that do not produce income.
[a] Securities or partial securities on which call/put options were written. ADR – American Depositary Receipt

BURNHAM FUND	See Notes to Portfolio Holdings

Burnham Financial Services Fund

Portfolio Holdings As of March 31, 2014 (Unaudited)

		Number of Shares	Value

	Common Stocks 97.30% (percentage of net assets)
	Banks 65.43%
	Banks - Regional 64.46%
	1st United Bancorp, Inc.	450,000	$3,447,000
*	Ameris Bancorp	90,000	2,097,000
*	ASB Bancorp, Inc.	202,036	3,596,241
	BNC Bancorp	177,488	3,075,867
	Center Bancorp, Inc.	75,467	1,433,873
	Centerstate Banks, Inc.	128,671	1,405,087
	CoBiz Financial, Inc.	75,000	864,000
*	ConnectOne Bancorp, Inc.	87,166	4,267,647
*	Customers Bancorp, Inc.	10,050	209,743
	Fidelity Southern Corp.	75,300	1,051,941
	First Community Corp.	102,020	1,140,584
	First Financial Holdings, Inc.	50,000	3,131,000
*	First Security Group, Inc.	330,420	687,274
	Guaranty Bancorp	34,450	490,912
*	HomeTrust Bancshares, Inc.	127,615	2,013,765
*	Jacksonville Bancorp, Inc.	67,228	709,255
*	Metro Bancorp, Inc.	50,000	1,057,000
	MidSouth Bancorp, Inc.	14,300	240,669
	NBT Bancorp, Inc.	27,223	665,875
*	NewBridge Bancorp	135,200	965,328
	OmniAmerican Bancorp, Inc.	97,486	2,221,706
*	Palmetto Bancshares, Inc.	6,549	92,275
	Park Sterling Corp.	400,000	2,660,000
*	Seacoast Banking Corporation of Florida	257,607	2,833,677
	Simmons First National Corp., Class A	10,000	372,700
	Southern National Bancorp of Virginia, Inc.	105,420	1,074,230
	State Bank Financial Corp.	50,000	884,500
	Stonegate Bank	10,000	238,000
*	Tristate Capital Holdings, Inc.	50,000	710,500
	United Financial Bancorp, Inc.	50,000	919,500
*	VantageSouth Bancshares, Inc.	423,222	2,975,251
*	Virginia Heritage Bank	75,500	1,489,615
	Washington Banking Co.	50,000	889,000
*	Yadkin Financial Corp.	329,964	7,064,529

			56,975,544

	Diversified Banks 0.97%
*	Square 1 Financial, Inc., Class A	42,500	854,250

	Total Banks (Cost: $41,739,306)		57,829,794

BURNHAM FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

		Number of Shares	Value

	Diversified Financials 16.56%
	Asset Management & Custody Banks 0.77%
	Fortress Investment Group LLC, Class A	91,464	$676,833

	Consumer Finance 1.03%
*	Regional Management Corp.	36,833	908,302

	Investment Banking & Brokerage 12.00%
*	Cowen Group, Inc., Class A	1,023,300	4,512,753
*	Gleacher & Co., Inc.	150,218	1,710,983
	Silvercrest Asset Management Group, Inc., Class A	84,400	1,543,676
*	SWS Group, Inc.	380,000	2,842,400

			10,609,812

	Real Estate Investment Trust 2.43%
	New Residential Investment Corp.	100,000	647,000
	ZAIS Financial Corp.	90,000	1,499,400

			2,146,400

	Unregistered Investment Company 0.33%
	Peregrine Holdings LLC 144Aa,3,4,5	275,000	292,006

	Total Diversified Financials (Cost: $14,384,222)		14,633,353

	Thrifts & Mortgage Finance 15.31%
	Thrifts & Mortgage Finance 15.31%
*	Atlantic Coast Financial Corp.	488,750	2,194,487
	Banc of California, Inc.	144,109	1,768,217
	Charter Financial Corp.	156,376	1,690,425
	Fox Chase Bancorp, Inc.	25,083	422,649
*	Franklin Financial Corp.	50,000	978,000
	Investors Bancorp, Inc.	100,000	2,764,000
*	Kearny Financial Corp.	70,000	1,034,600
*	Ladder Capital Corp., Class A	8,333	157,327
*	NMI Holdings, Inc., Class A	100,000	1,172,000
*	Pacific Premier Bancorp, Inc.	40,000	645,600
*	TFS Financial Corp.	2,000	24,860
	ViewPoint Financial Group, Inc.	23,669	682,851

			13,535,016

	Total Thrifts & Mortgage Finance (Cost: $9,471,763)		13,535,016

	Total Common Stocks (Cost: $65,595,291)		85,998,163

	Warrants 2.16% (percentage of net assets)
	Banks 2.16%
	Banks - Regional 2.16%
*	M&T Bank Corp., Expires 12/23/18	40,000	1,912,000

BURNHAM FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

		Number of Shares	Value

*	Porter Bancorp, Inc., Expires 6/30/15[a,5]	45,651	$—

			1,912,000

	Total Banks (Cost: $1,281,600)		1,912,000

	Total Warrants (Cost: $1,281,600)		1,912,000

	Short-Term Instruments 0.69% (percentage of net assets)
	Money Market Fund 0.69%
	Fidelity Treasury Portfolio, 0.010%	610,992	610,992

	Total Money Market Fund (Cost: $610,992)		610,992

	Total Short-Term Instruments (Cost: $610,992)		610,992

	Total Investments 100.15% (Cost: $67,487,883)		$88,521,155
	Liabilities, less cash and other assets (0.15)%		(136,622)

	Net Assets 100.00%		$88,384,533

Federal Income Tax Basis of Investments

The tax cost of the fund at March 31, 2014, based on securities owned was $67,739,773.

The unrealized gross appreciation/(depreciation) for all securities in the fund at March 31, 2014 was $23,639,266 and $(2,857,884), respectively, and net unrealized appreciation was $20,781,382.

144A Security is restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities only to certain qualified buyers.

	* Indicates securities that do not produce income.
	[a] Indicates a fair valued security. Total market value for fair valued securities is $292,006, representing 0.33% of net assets.

BURNHAM FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

Burnham Financial Long/Short Fund

Portfolio Holdings As of March 31, 2014 (Unaudited)

		Number of Shares	Value
	Common Stocks 96.44% (percentage of net assets)
	Banks 56.26%
	Banks - Regional 52.79%
	1st United Bancorp, Inc.[a]	700,000	$5,362,000
*	Ameris Bancorp	50,000	1,165,000
	BankUnited, Inc.	50,000	1,738,500
	Center Bancorp, Inc.	75,467	1,433,873
	Centerstate Banks, Inc.	128,672	1,405,098
*	ConnectOne Bancorp, Inc.	84,361	4,130,315
*	Customers Bancorp, Inc.	10,050	209,744
	Fifth Third Bancorp	50,000	1,147,500
	First Financial Holdings, Inc.[a]	100,000	6,262,000
	First Horizon National Corp.	100,000	1,234,000
	Home BancShares, Inc.	50,000	1,721,000
*	HomeTrust Bancshares, Inc.	50,000	789,000
*	Jacksonville Bancorp, Inc.	5,000	52,750
	NBT Bancorp, Inc.[a]	54,447	1,331,774
	OmniAmerican Bancorp, Inc.[a]	57,674	1,314,390
	Park Sterling Corp.[a]	184,894	1,229,545
	Regions Financial Corp.[a,b]	200,000	2,222,000
*	Seacoast Banking Corporation of Florida	200,000	2,200,000
	State Bank Financial Corp.	50,000	884,500
	Synovus Financial Corp.	500,000	1,695,000
*	Tristate Capital Holdings, Inc.	50,000	710,500
*	VantageSouth Bancshares, Inc.	87,516	615,237
	Washington Banking Co.	50,000	889,000
*	Yadkin Financial Corp.	164,115	3,513,702

			43,256,428

	Diversified Banks 3.47%
*	Square 1 Financial, Inc., Class A	42,500	854,250
	SunTrust Banks, Inc.[b]	50,000	1,989,500

			2,843,750

	Total Banks (Cost: $34,626,551)		46,100,178

	Diversified Financials 26.69%
	Asset Management & Custody Banks 1.31%
*	American Capital, Ltd.	25,000	394,750
	Fortress Investment Group LLC, Class A	91,464	676,834

			1,071,584

	Consumer Finance 4.52%
*	Regional Management Corp.	76,834	1,894,726

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
*	Santander Consumer USA Holdings, Inc.	75,000	$1,806,000

			3,700,726

	Investment Banking & Brokerage 6.39%
*	Cowen Group, Inc., Class A	673,301	2,969,257
*	Gleacher & Co., Inc.[a]	198,990	2,266,496

			5,235,753

	Multi-line Insurance 1.08%
*	Genworth Financial, Inc., Class A	50,000	886,500

	Other Diversified Financial Services 6.06%
	Bank of America Corp.[a,b]	150,600	2,590,320
	Citigroup, Inc.[b]	50,000	2,380,000

			4,970,320

	Real Estate Investment Trust 7.33%
	Ares Commercial Real Estate Corp.	75,000	1,005,750
	New Residential Investment Corp.	100,000	647,000
	Two Harbors Investment Corp.	100,000	1,025,000
	ZAIS Financial Corp.[a]	200,000	3,332,000

			6,009,750

	Total Diversified Financials (Cost: $23,261,889)		21,874,633

	Thrifts & Mortgage Finance 13.49%
	Thrifts & Mortgage Finance 13.49%
	Banc of California, Inc.	3,030	37,178
	Investors Bancorp, Inc.[a]	279,000	7,711,560
*	Ladder Capital Corp., Class A	33,334	629,346
*	TFS Financial Corp.[a]	102,000	1,267,860
	ViewPoint Financial Group, Inc.	48,668	1,404,072

			11,050,016

	Total Thrifts & Mortgage Finance (Cost: $5,494,786)		11,050,016

	Total Common Stocks (Cost: $63,383,226)		79,024,827

	Warrants 2.33% (percentage of net assets)
	Banks 2.33%
	Banks - Regional 2.33%
*	M&T Bank Corp., Expires 12/23/18	40,000	1,912,000
*	Porter Bancorp, Inc., Expires 6/30/15[c,5]	136,956	—

			1,912,000

	Total Banks (Cost: $1,281,600)		1,912,000

	Total Warrants (Cost: $1,281,600)		1,912,000

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
Put Option Long 0.23% (percentage of net assets)
Banks 0.07%
Banks - Regional 0.03%
BB&T Corp., Puts
@ 39 due Apr 2014	500	14,000
PNC Financial Services Group, Puts
@ 82.5 due Apr 2014	250	7,750

		21,750

Diversified Banks 0.04%
Comerica, Inc., Puts
@ 49 due Apr 2014	750	21,000
Wells Fargo & Co., Puts
@ 48 due Apr 2014	500	10,000

		31,000

Total Banks (Cost: $113,304)		52,750

Diversified Financials 0.16%
Consumer Finance 0.06%
Charles Schwab Corp., Puts
@ 28 due Apr 2014	250	25,000
@ 27 due Apr 2014	500	25,000
@ 25 due Apr 2014	500	2,500

		52,500

Investment Banking & Brokerage 0.10%
Bank of NY Mellon Co., Puts
@ 34 due Apr 2014	500	12,500
@ 31 due Apr 2014	500	1,000
Morgan Stanley, Puts
@ 30 due Apr 2014	750	24,000
TD Ameritrade Holding Corp., Puts
@ 34 due Apr 2014	500	40,000
@ 31 due Apr 2014	500	2,500

		80,000

Total Diversified Financials (Cost: $190,731)		132,500

Total Put Option Long (Cost: $304,035)		185,250

	Number of Shares
Short-Term Instruments 3.39% (percentage of net assets)
Money Market Fund 3.39%
Fidelity Treasury Portfolio, 0.010%	2,781,770	2,781,770

Total Money Market Fund (Cost: $2,781,770)		2,781,770

Total Short-Term Instruments (Cost: $2,781,770)		2,781,770

Total Investments 102.39% (Cost: $67,750,631)		$83,903,847

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Short Sales (22.16)% (Proceeds: $17,117,761)		(18,161,039)
	Call option written (0.22)% (Premiums received: $166,848)		(181,500)
	Put option written (0.82)% (Premiums received: $1,151,085)		(675,050)
	Cash and other assets, less liabilities 20.81%		17,057,590

	Net Assets 100.00%		$81,943,848

	Short Sales (22.16)% (percentage of net assets)
	Banks (7.67)%
	Banks - Regional (7.67)%
	Associated Banc-Corp	(50,000)	$(903,000)
	BOK Financial Corp.	(17,500)	(1,208,375)
	Community Bank System, Inc.	(50,000)	(1,951,000)
	Cullen/Frost Bankers, Inc.	(12,500)	(969,125)
	Fulton Financial Corp.	(25,000)	(314,500)
	Sterling Bancorp	(24,150)	(305,739)
	Trustmark Corp.	(25,000)	(633,750)

			(6,285,489)

	Total Banks (Proceeds: $5,578,995)		(6,285,489)

	Diversified Financials (12.68)%
	Asset Management & Custody Banks (2.64)%
	Franklin Resources Inc.[b]	(40,000)	(2,167,200)

	Consumer Finance (6.94)%
	American Express Co.[b]	(40,000)	(3,601,200)
	Heartland Payment Systems, Inc.	(30,000)	(1,243,500)
*	World Acceptance Corp.[b]	(11,250)	(844,650)

			(5,689,350)

	Investment Banking & Brokerage (0.86)%
	Bank of New York Mellon Corp.	(20,000)	(705,800)

	Multi-line Insurance (1.56)%
	The Travelers Cos., Inc.[b]	(15,000)	(1,276,500)

	Specialized Finance (0.68)%
	NASDAQ OMX Group, Inc.	(15,000)	(554,100)

	Total Diversified Financials (Proceeds: $10,064,289)		(10,392,950)

	Information Technology (1.36)%
	Internet Software & Services (1.36)%
	Jack Henry & Associates, Inc.	(20,000)	(1,115,200)

	Total Information Technology (Proceeds: $1,097,891)		(1,115,200)

	Thrifts & Mortgage Finance (0.45)%
	Thrifts & Mortgage Finance (0.45)%
	Provident Financial Services, Inc.	(20,000)	(367,400)

	Total Thrifts & Mortgage Finance (Proceeds: $376,586)		(367,400)

	Total Short Sales (Proceeds: $17,117,761)		(18,161,039)

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
Call Option Written (0.22)% (percentage of net assets)
Banks (0.14)%
Banks - Regional (0.07)%
Regions Financial Corp., Calls
@ 10 due May 2014	(500)	(58,500)
Diversified Banks (0.07)%
SunTrust Banks, Inc., Calls
@ 39 due Apr 2014	(250)	(29,500)
@ 41 due Jul 2014	(250)	(29,000)

		(58,500)

Total Banks (Premiums received: $70,393)		(117,000)

Diversified Financials (0.08)%
Other Diversified Financial Services (0.08)%
Bank of America Corp., Calls
@ 18 due Aug 2014	(1,000)	(63,000)
Citigroup, Inc., Calls
@ 60 due Jun 2014	(250)	(1,500)

		(64,500)

Total Diversified Financials (Premiums received: $96,454)		(64,500)

Total Call Option Written (Premiums received: $166,848)		(181,500)

Put Option Written (0.82)% (percentage of net assets)
Banks (0.26)%
Banks - Regional (0.26)%
CIT Group Inc., Puts
@ 44 due Jul 2014	(400)	(20,400)
State Street Corp., Puts
@ 62.5 due Aug 2014	(250)	(34,750)
@ 67.5 due May 2014	(250)	(34,750)
Zions Bancorporation, Puts
@ 28 due Oct 2014	(500)	(54,000)
@ 29 due Oct 2014	(500)	(70,000)

		(213,900)

Total Banks (Premiums received: $321,938)		(213,900)

Diversified Financials (0.56)%
Asset Management & Custody Banks (0.02)%
Franklin Resources Inc., Puts
@ 50 due Apr 2014	(250)	(2,500)
@ 50 due Jul 2014	(150)	(17,250)

		(19,750)

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value

Consumer Finance (0.21)%
American Express Co., Puts
@ 85 due Apr 2014	(200)	$(4,800)
@ 77.5 due Jul 2014	(200)	(12,400)
Capital One Financial Corp., Puts
@ 67.5 due Jun 2014	(250)	(11,250)
@ 70 due Jun 2014	(250)	(19,000)
Discover Financial Services, Puts
@ 50 due Jul 2014	(350)	(19,250)
World Acceptance Corp., Puts
@ 85 due Jul 2014	(75)	(102,000)

		(168,700)

Life & Health Insurance (0.12)%
Prudential Financial, Inc., Puts
@ 77.5 due Jun 2014	(200)	(27,600)
@ 75 due Sep 2014	(300)	(68,400)

		(96,000)

Multi-line Insurance (0.10)%
Hartford Financial Services Group, Inc., Puts
@ 31 due Sep 2014	(250)	(21,000)
@ 32 due Sep 2014	(250)	(28,500)
@ 32 due Jun 2014	(250)	(12,250)
@ 33 due Jun 2014	(250)	(19,000)
The Travelers Cos., Inc., Puts
@ 82.5 due Apr 2014	(150)	(3,450)

		(84,200)

Other Diversified Financial Services (0.11)%
Citigroup, Inc., Puts
@ 49 due Jun 2014	(250)	(66,500)
Goldman Sachs Group Inc., Puts
@ 150 due Jul 2014	(100)	(26,000)

		(92,500)

Total Diversified Financials (Premiums received: $829,147)		(461,150)

Total Put Option Written (Premiums received: $1,151,085)		(675,050)

Federal Income Tax Basis of Investments

The tax cost of investments at March 31, 2014 was $68,420,712.

The unrealized gross appreciation/(depreciation) for all securities in the fund at March 31, 2014 was $19,735,420 and $(4,252,285), respectively, and net unrealized appreciation was $15,483,135.

* Indicates securities that do not produce income.

[a] Security or partial security segregated as collateral for securities sold short. The funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the fund.
[b] Securities or partial securities on which call/put options were written.
[c] Indicates a fair valued security. Total market value for fair valued securities is $0, representing 0.00% of net assets.

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

Notes to Portfolio Holdings – March 31, 2014 (Unaudited)

Valuation and Investment Practices

1. Valuing Securities

Fair Value Pricing

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations. By its nature a fair value price is an estimate and differences between fair value and what a security is sold for could be material. Securities for which market quotations are not readily available, or that have quotations which Burnham Asset Management (“Management” or the “Adviser”) believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. For additional information see Note 5 – Fair Value of Financial Instruments.

The funds use these methods to value portfolio securities:

Stocks and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) or the NASDAQ Official Closing Price (“NOCP”) on the valuation date. If there are no trades or there is no closing price that day, securities are valued at the last available or official bid price.

Bonds and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services or from a principal market maker. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.

Money market instruments and other temporary cash investments whose maturity is less than 60 days are valued at amortized cost, which approximates fair value, by amortizing any discount or premium in a straight line from the present to the maturity date. For temporary cash investments whose maturity is longer than 60 days, the funds value them the same way bonds are valued.

Option contracts may be written or purchased to manage exposure to certain changes in the market or as a substitute for securities transactions. When a fund writes a call or put option, it records the amount received as an asset and an equivalent amount as a liability. The fund subsequently marks-to-market the liability to reflect the current value of the option written. The writing or purchase of put or call options may result in losses to the fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than or lower than current market values, limit the amount of appreciation the fund can realize on its investments or cause the fund to hold a security it might otherwise sell or sell a security it might otherwise hold. When an option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, options are valued at the last bid price for purchased options and for written options.

Short sales

The funds may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured daily by Management. During the period ended March 31, 2014, the Burnham Financial Long/Short Fund sold short to hedge its long positions in periods of market decline and to take advantage of negative information about companies gained from the Adviser’s research. When a fund enters into a short sale, the fund records a liability for securities sold short and records an asset equal to proceeds received. The amount of the liability is subsequently marked-to-market to reflect the market value of securities sold short. The fund may also incur a dividend expense if a security that has been sold short declares a

Notes to Portfolio Holdings – March 31, 2014 (Unaudited)

dividend. Until the fund replaces a borrowed security, it will maintain in a segregated account at all times: cash, U.S. government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker or custodian as collateral will at least equal the current market value of the security sold short. All short sales must be collateralized as required by law or agreement with the funds’ prime broker. The fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a fund that sells a security short without hedging will be exposed to any market value increase. During the period , only the Burnham Financial Long/Short Fund engaged in short sales.

Multiple Class Allocations

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Accounting for Portfolio Transactions

The funds account for purchases and sales of portfolio securities as of each security’s trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income as it accrues. Amortization of all premiums and discounts relating to fixed income securities are calculated using the effective yield method.

2. Securities Lending

The funds may lend securities to brokers, dealers, and other financial organizations to earn additional income. Each security loan is collateralized with segregated assets held with the custodian in an amount equal to or greater than the current market value of the loaned securities.

When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the fund may incur a loss or, in the event of a borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The fund will bear the risk of loss with respect to the investment of cash collateral. As of March 31, 2014, no securities were out on loan.

3. Transactions with Affiliated Securities

During the period ended March 31, 2014, Burnham Financial Services Fund owned shares of the following affiliated security. An affiliated security is a security in which the fund has ownership of at least 5% of the voting securities.

Affiliate	Value at 12/31/13	Proceeds from Sales	Change in Unrealized Gain/(Loss)	Value at 3/31/14	Dividend Income
Burnham Financial Services:
Peregrine Holdings LLC	$295,281	$—	$(3,275)	$292,006	$—

4. Restricted Securities

The funds may not invest more than 15% of net assets in securities subject to legal or contractual risks (“restricted securities”). At March 31, 2014, Burnham Financial Services Fund owned the following restricted securities, which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”). The value of these securities is determined using quotations supplied by a pricing service or broker, or if not available, is determined in good faith pursuant to procedures adopted

Notes to Portfolio Holdings – March 31, 2014 (Unaudited)

by the Board of Trustees. Certain of these securities may be offered and sold to “qualified institutional buyers” under Rule 144A of the 1933 Act.

Fund	Description, Date of Purchase, % of Net Assets	Shares	Cost	Value
Burnham Financial Services Fund	Peregrine Holdings LLC 05/31/02 0.33%	275,000	$292,006	$292,006

5. Fair Value of Financial Instruments

Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.

Level 2 — Prices are determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s valuation committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. These inputs include, but are not limited to, any available market prices for the security or for securities deemed comparable; the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.

Notes to Portfolio Holdings – March 31, 2014 (Unaudited)

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At March 31, 2014	Level 1	Level 2	Level 3	Total
Burnham Fund
Assets
Common Stock:
Consumer Discretionary	$43,710,350	$—	$—	$43,710,350
Consumer Staples	9,611,300	—	—	9,611,300
Energy	21,535,700	—	—	21,535,700
Financial Services	21,709,370	—	—	21,709,370
Health Care	13,676,560	—	—	13,676,560
Industrials	7,995,700	—	—	7,995,700
Information Technology	23,436,650	—	—	23,436,650
Telecommunications Services	4,629,400	—	—	4,629,400
Short-Term Instruments	—	6,153,759	—	6,153,759
Total	$146,305,030	$6,153,759	$—	$152,458,789
Liabilities
Written Options	(143,200)	—	—	(143,200)
Total	$(143,200)	$—	$—	$(143,200)
Burnham Financial Services Fund
Assets
Common Stock:
Banks	$57,829,794	$—	$—	$57,829,794
Diversified Financials	14,341,347	—	292,006	14,633,353
Thrifts & Mortgage Finance	13,535,016	—	—	13,535,016
Warrants:
Banks	1,912,000	—	—	1,912,000
Short-Term Instruments	—	610,992	—	610,992
Total	$87,618,157	$610,992	$292,006	$88,521,155
Burnham Financial Long/Short Fund
Assets
Common Stock:
Banks	$46,100,178	$—	$—	$46,100,178
Diversified Financials	21,874,633	—	—	21,874,633
Thrifts & Mortgage Finance	11,050,016	—	—	11,050,016
Warrants:
Banks	1,912,000	—	—	1,912,000
Options-Long	185,250	—	—	185,250
Short-Term Instruments	—	2,781,770	—	2,781,770
Total	$81,122,077	$2,781,770	$—	$83,903,847
Liabilities
Short Sales	(18,161,039)	—	—	(18,161,039)
Written Options	(856,550)	—	—	(856,550)
Total	$(19,017,589)	$—	$—	$(19,017,589)

During the period ended March 31, 2014, there were no transfers between any levels.

Notes to Portfolio Holdings – March 31, 2014 (Unaudited)

The following table summarizes the change in value associated with Level 3 financial instruments carried at fair value for the period ended March 31, 2014:

Burnham Financial Services Fund	Level 3 Assets
Common Stock:
Balance, January 1, 2014	$295,281
Sale	—
Realized (loss)	—
Change in Unrealized (Depreciation)	(3,275)
Balance, March 31, 2014	$292,006
Warrants:
Balance, January 1, 2014	$—
Change in Unrealized (Depreciation)	—
Balance, March 31, 2014	$—
Burnham Financial Long/Short Fund	Level 3 Assets
Warrants:
Balance, January 1, 2014	$—
Change in Unrealized (Depreciation)	—
Balance, March 31, 2014	$—

When determining the value the trust’s valuation committee may consult with and gather information from the Adviser as well as other sources. The initial valuation is usually cost, which can then be adjusted based on audited financial statements, subsequent market transactions, events or changes in current operations. Significant increase (decreases) in any of the inputs in isolation would result in a significantly lower (higher) fair value measurement.

Significant unobservable inputs developed by the Board of Trustees for material Level 3 investments as of March 31, 2014 are as follows:

Burnham Financial Services Fund	Fair Value at 3/31/2014	Valuation Technique(s)	Unobservable Input	Range
Common Stocks	$292,006	Capital Value	Discount	0%
Warrants	—	Capital Value	Discount	0%

Burnham Financial Long/Short Fund	Fair Value at 3/31/2014	Valuation Technique(s)	Unobservable Input	Range
Warrants	$—	Capital Value	Discount	0%

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Burnham Investors Trust

By (signature and title)*	/s/ Jon M. Burnham
Jon M. Burnham,
Chief Executive Officer (Principal Executive Officer)
Date May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (signature and title)*	/s/ Jon M. Burnham
Jon M. Burnham,
Chief Executive Officer (Principal Executive Officer)
Date May 22, 2014

By (signature and title)*	/s/ Pat A. Colletti
Pat A. Colletti,
Chief Financial Officer (Principal Financial Officer)
Date May 22, 2014